LOANS AND SERVICING (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 grade	Dec. 31, 2011
Loans by risk rating
Total Loans	$ 181,809	$ 162,797
Internal Loan Rating System
Number of grades in internal loan rating system	9
Not formally rated
Loans by risk rating
Total Loans	110,418	79,271
Pass
Loans by risk rating
Total Loans	66,539	75,003
Pass | Minimum of range
Internal Loan Rating System
Grade assigned in internal loan rating system	1
Pass | Maximum of range
Internal Loan Rating System
Grade assigned in internal loan rating system	5
Special mention
Loans by risk rating
Total Loans		747
Internal Loan Rating System
Grade assigned in internal loan rating system	6
Substandard
Loans by risk rating
Total Loans	4,852	7,776
Internal Loan Rating System
Grade assigned in internal loan rating system	7
Doubtful
Internal Loan Rating System
Grade assigned in internal loan rating system	8
Loss
Internal Loan Rating System
Grade assigned in internal loan rating system	9
Residential loans:
Loans by risk rating
Total Loans	111,106	79,731
One- to four- family, residential loans
Loans by risk rating
Total Loans	95,546	62,613
One- to four- family, residential loans | Not formally rated
Loans by risk rating
Total Loans	94,888	61,715
One- to four- family, residential loans | Substandard
Loans by risk rating
Total Loans	658	898
Home equity loans and lines of credit
Loans by risk rating
Total Loans	15,560	17,118
Home equity loans and lines of credit | Not formally rated
Loans by risk rating
Total Loans	15,116	17,105
Home equity loans and lines of credit | Substandard
Loans by risk rating
Total Loans	444	13
Commercial loans:
Loans by risk rating
Total Loans	58,084	59,389
One-to four-family investment property
Loans by risk rating
Total Loans	11,355	10,816
One-to four-family investment property | Pass
Loans by risk rating
Total Loans	11,355	10,816
Multi-family real estate
Loans by risk rating
Total Loans	5,346	13,037
Multi-family real estate | Pass
Loans by risk rating
Total Loans	5,346	13,037
Commercial real estate
Loans by risk rating
Total Loans	32,730	25,399
Commercial real estate | Pass
Loans by risk rating
Total Loans	29,147	21,643
Commercial real estate | Special mention
Loans by risk rating
Total Loans		458
Commercial real estate | Substandard
Loans by risk rating
Total Loans	3,583	3,298
Commercial business
Loans by risk rating
Total Loans	8,653	10,137
Commercial business | Pass
Loans by risk rating
Total Loans	8,486	9,208
Commercial business | Special mention
Loans by risk rating
Total Loans		289
Commercial business | Substandard
Loans by risk rating
Total Loans	167	640
Construction loans:
Loans by risk rating
Total Loans	12,205	23,226
One-to four-family, construction loans
Loans by risk rating
Total Loans	7,379	11,941
One-to four-family, construction loans | Pass
Loans by risk rating
Total Loans	7,379	10,773
One-to four-family, construction loans | Substandard
Loans by risk rating
Total Loans		1,168
Multi-family
Loans by risk rating
Total Loans	3,665	10,656
Multi-family | Pass
Loans by risk rating
Total Loans	3,665	9,387
Multi-family | Substandard
Loans by risk rating
Total Loans		1,269
Non-residential
Loans by risk rating
Total Loans	1,161	629
Non-residential | Pass
Loans by risk rating
Total Loans	1,161	139
Non-residential | Substandard
Loans by risk rating
Total Loans		490
Consumer
Loans by risk rating
Total Loans	414	451
Consumer | Not formally rated
Loans by risk rating
Total Loans	$ 414	$ 451